Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013